UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2003

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Whiteford Advisors, LLC
Address:    1010 Franklin Avenue, Suite 303
            Garden City, NY 11530
            (516) 747-5420

Form 13F File Number:    28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony M. Gallo, Jr.
Title:    Chief Financial Officer
Phone:    (516) 747-5420

Signature, Place, and Date of Signing:

    /s/Anthony M. Gallo, Jr.       Garden City, NY              02/13/04
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       46

Form 13F Information Table Value Total:       $172,511 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2   Column 3      Column 4          Column 5          Column 6  Column 7        Column 8
--------                     --------  ----------     ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      Voting
                                                                  Shares                                             Authority
                               Title                     Value      or              Put/  Investment   Other  ----------------------
Name of Issuer               of Class     CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  Discretion Managers    Sole    Shared None
--------------               --------  -----------     --------  --------  -------- ----  ---------- -------- ---------  ------ ----

AMR Corp.                    Common      OO17651O6     1,295        100,000  SH                Sole           100,000
ASK JEEVES INC               Common      O45174109     1,359         75,000  SH                Sole            75,000
Amazon Com Inc.              Common      O231351O6     2,631         50,000  SH                Sole            50,000
American Express Co          Common      0258161O9     7,235        150,000  SH                Sole           150,000
Aquantive Inc                Common      03839G1O5       871         85,000  SH                Sole            85,000
Best Buy Inc                 Common      O865161O1     4,702         90,000  SH                Sole            90,000
Black & Decker Corp          Common      091797100     5,351        108,500  SH                Sole           108,500
Coach Inc                    Common      1897541O4     3,775        100,000  SH                Sole           100,000
Comcast Corp New             Class A     2OO3ON1O1     8,218        250,000  SH                Sole           250,000
Comerica Inc.                Common      2OO34O1O7     8,409        150,000  SH                Sole           150,000
Continental Airlines Inc.    Class B     21O7953O8     2,441        150,000  SH                Sole           150,000
Cummins Inc.                 Common      2310211O6     5,628        115,000  SH                Sole           115,000
Fleetboston Finl Corp.       Common      339O3O1O8     8,730        200,000  SH                Sole           200,000
Foot Locker Inc              Common      3448491O4     3,518        150,000  SH                Sole           150,000
Ford Motor Co Del            Common      34537O86O     1,600        100,000  SH                Sole           100,000
General Motors Corp          Common      37O4421O5    10,814        202,500  SH                Sole           202,500
General Motors Corp (Mar)    Common      370442105       480          1,000  SH     Call       Sole
General Motors Corp (Jun)    Common      370442105       138            250  SH     Call       Sole
Home Depot Inc.              Common      437O761O2     4,436        125,000  SH                Sole           125,000
Homestore Inc.               Common      4378521O6       355         75,000  SH                Sole            75,000
JP Morgan Chase              Common      46625H1OO     9,183        250,000  SH                Sole           250,000
Liberty Media Corp New       Com Ser A   53O7181O5     2,973        250,000  SH                Sole           250,000
Lowes Cos Inc.               Common      548661107       130          1,000  SH     Call       Sole
MBNA Corp.                   Common      55262L1OO     3,106        125,000  SH                Sole           125,000
Mandalay Resort Group        Common      5625671O7     4,472        100,000  SH                Sole           100,000
Mandalay Resort Group        Common      562567107        65          1,000  SH     Put        Sole             1,000
Mens Wearhouse               Common      5871181OO     2,188         87,500  SH                Sole            87,500
Meristar Hospitality Corp.   Common      58984Y1O3     3,581        550,000  SH                Sole           550,000
Morgan Stanley               Com New     617446448     4,919         85,000  SH                Sole            85,000
Navistar Intl Corp New       Common      63934E108     4,789        100,000  SH                Sole           100,000
News Corp Ltd                ADR New     6524877O3     2,269         75,000  SH                Sole            75,000
Office Depot Inc             Common      67622O106     6,684        400,000  SH                Sole           400,000
PILGRIMS PRIDE CORP          Common      7214671O8     1,470         90,000  SH                Sole            90,000
Pacific Sunwear Calif        Common      6948731OO     2,110        100,000  SH                Sole           100,000
Quiksilver Inc.              Common      74838C106     1,862        105,000  SH                Sole           105,000
Retail Holdrs Tr             DEP RCPT    76127U101       135          1,000  SH     Put        Sole             1,000
Starwood Hotels             Paired CTF   8559OA2O3     7,194        200,000  SH                Sole           200,000
Talbots Inc.                 Common      8741611O2     3,848        125,000  SH                Sole           125,000
Target Corp                  Common      87612E106       300          1,000  SH     Call       Sole
Target Corp                  Common      87612E106        15            490  SH     Call       Sole
Tiffany & Co.                Common      8865471O8     4,520        100,000  SH                Sole           100,000
Time Warner                  Common      8873171O5     4,498        250,000  SH                Sole           250,000
Tommy Hilfinger Co           Common      G8915Z102     6,665        450,000  SH                Sole           450,000
United Global Com            Class A     913247508     2,968        350,000  SH                Sole           350,000
Viacom Inc                   Class B     925524308     6,657        150,000  SH                Sole           150,000
Wendys Intl, Inc             Common      95O59O1O9     3,924        100,000  SH                Sole           100,000


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